Subsequent Events	12 Months Ended
Mar. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 22 – SUBSEQUENT EVENTS

Issuance of shares for convertible note principal and interest partial settlement

After March 31, 2024 up through the issuance date of these financial statements, the Company issued 874,788 ordinary shares with a fair value of $881,572 for principal and interest partial settlement of the Convertible Note 2022-2 (new).

Guarantee

On April 23, 2021, Taizhou Suxuantang signed a financial guarantee agreement with Jiangsu Changjiang Commercial Bank for Taizhou Jiutian Pharmaceutical Co. Ltd. in borrowing of $304,696 (equivalent of RMB 2,200,000) for three-year period, which expires on April 22, 2027. Taizhou Suxuantang is obliged to pay on behalf of the related party the principal, interest, penalty and other expenses if Taizhou Jiutian Pharmaceutical Co. Ltd. defaults in payment. The Company do not charge financial guarantee fees over Taizhou Jiutian Pharmaceutical Co. Ltd.

May 2024 Convertible Notes

On May 9, 2024, the Company entered into a securities purchase agreement with Streeterville Capital, LLC, pursuant to which the Company issued the investor an unsecured promissory note on May 9, 2024 in the original principal amount of $797,500, convertible into ordinary shares, $2 par value per share, of the Company for $750,000 in gross proceeds. The Company anticipates using the proceeds for general working capital purposes.

The Company evaluated all events and transactions that occurred after March 31, 2024 up through the date the Company issued these financial statements on August 13, 2024 and concluded that no other material subsequent events except for the disclosed above.